Dividends - Summary of Dividends Declared (Parenthetical) (Detail) - £ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Final dividend [member]
Disclosure of dividends [line items]
Dividends paid per share	£ 13.5	£ 13.5	£ 12.0
Interim dividend [member]
Disclosure of dividends [line items]
Dividends paid per share	£ 6	£ 6	£ 5.5